Retirement benefit plans - Schedule of Future Deficit Payments (Detail) - BTPS Triennial Funding Valuation £ in Millions	12 Months Ended
Mar. 31, 2020 GBP (£)
2021
Disclosure of deficit contribution plans [Line Items]
Deficit contribution	£ 900
2022
Disclosure of deficit contribution plans [Line Items]
Deficit contribution	900
2023
Disclosure of deficit contribution plans [Line Items]
Deficit contribution	907
2024
Disclosure of deficit contribution plans [Line Items]
Deficit contribution	907
2025
Disclosure of deficit contribution plans [Line Items]
Deficit contribution	907
2026
Disclosure of deficit contribution plans [Line Items]
Deficit contribution	907
2027
Disclosure of deficit contribution plans [Line Items]
Deficit contribution	907
2028
Disclosure of deficit contribution plans [Line Items]
Deficit contribution	907
2029
Disclosure of deficit contribution plans [Line Items]
Deficit contribution	907
2030
Disclosure of deficit contribution plans [Line Items]
Deficit contribution	£ 907